SHARE CAPITAL	6 Months Ended
Jun. 30, 2021
NOTE 7. SHARE CAPITAL

NOTE 7 - SHARE CAPITAL

a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

2,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value

b)	Issued and Outstanding Common Shares

i)

On April 14, 2020, the Company passed a resolution to increase the authorized number of Class “B” common shares from 1,100,000 to 2,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

ii)

During the six months ended June 30, 2020, the Company converted promissory notes with face value of US$245,395 into 634,625,154 common shares of the Company. An amount of $729,396 was allocated to the share capital in connection with these promissory note conversions.

iii)

During the three months ended June 30, 2021, the Company converted promissory notes with face value of US$262,500 into 111,136,865 common shares of the Company. An amount of $1,347,348 was allocated to the share capital in connection with these promissory note conversions.

c)	Share Purchase Warrants

The Company had no share purchase warrants outstanding as of June 30, 2021 and December 31, 2020.

e)	Stock Options

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants. The options have an exercise price of US$0.006 and expire on February 14, 2027. The continuity of stock options is summarized below:

Expiry Date	Exercise Price		December 31, 2020	Granted 2019	Exercised	Cancelled	June 30, 2021

February 14, 2027	US$	0.006	10,000,000	-	-	-	10,000,000

The Company did not issue any stock options in 2020.

f)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty-five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of June 30, 2021, and December 31, 2020, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.